Leases - Components of Operating Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lease cost	$ 137,668	$ 124,800	$ 112,195
Short-term lease cost	10,944	10,869	10,102
Variable lease cost	1,423	1,673	1,773
Sublease income	(312)	(346)	(436)
Total operating lease cost	$ 149,723	$ 136,996	$ 123,634